Stock-Based Compensation, U.S. Cellular, Nonvested shares and other stock compensation disclosures (Details) - U.S. Cellular - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Performance Shares | Minimum
Shares issued and granted under stock compensation plans
Performance share awards target	50.00%
Performance Shares | Maximum
Shares issued and granted under stock compensation plans
Performance share awards target	200.00%
U.S. Cellular Common Shares | U.S. Cellular Long-Term Incentive Plans | Restricted Stock Units
Stock based compensation, Nonvested shares rollforward, number of shares
Nonvested stock units, beginning of period - Number of shares	1,310,000
Granted number of shares	557,000
Vested number of shares	(294,000)
Forfeited number of shares	(90,000)
Nonvested stock units, end of period - Number of shares	1,483,000	1,310,000
Stock based compensation, Nonvested shares weighted average grant date fair value
Nonvested stock units - beginning of period weighted average grant date fair value	$ 40.74
Granted weighted average grant date fair value	38.04	$ 43.32	$ 37.24
Vested weighted average grant date fair value	41.24
Forfeited weighted average grant date fair value	40.07
Nonvested stock units - end of period weighted average grant date fair value	$ 39.67	$ 40.74
Fair value of vested stock units	$ 11	$ 15	$ 13
U.S. Cellular Common Shares | U.S. Cellular Long-Term Incentive Plans | Performance Shares
Stock based compensation, Nonvested shares rollforward, number of shares
Nonvested stock units, beginning of period - Number of shares	0
Granted number of shares	352,000
Forfeited number of shares	(10,000)
Nonvested stock units, end of period - Number of shares	342,000	0
Stock based compensation, Nonvested shares weighted average grant date fair value
Nonvested stock units - beginning of period weighted average grant date fair value	$ 0
Granted weighted average grant date fair value	36.92
Forfeited weighted average grant date fair value	36.92
Nonvested stock units - end of period weighted average grant date fair value	36.92	$ 0
U.S. Cellular Common Shares | U.S. Cellular Long-Term Incentive Plans | Deferred Compensation Stock Units
Stock based compensation, Nonvested shares weighted average grant date fair value
Granted weighted average grant date fair value	$ 36.02	$ 41.31	$ 35.96
Shares issued and granted under stock compensation plans
Vested number of shares, unissued	21,000
Vested number of shares, unissued, fair value	$ 1
U.S. Cellular Common Shares | U.S. Cellular Long-Term Incentive Plans | Deferred Compensation Stock Units | Maximum
Stock based compensation, Nonvested shares weighted average grant date fair value
Fair value of vested stock units	$ 1	$ 1	$ 1
U.S. Cellular Common Shares | Non-Employee Directors' Plan
Shares issued and granted under stock compensation plans
Shares issued	15,000	13,000	15,000